Fair Value Measurements (Fair Values Of Non-Financial Assets Measured At Fair Value On Non-Recurring Basis) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011		May 30, 2010
Long-lived assets held for disposal	$ 4.4	[1]	$ 13.3	[2]
Long-lived assets held and used	0.7	[3]	1.6	[4]
Total	5.1		14.9
Long-lived assets held for disposal, carrying amount	7.0		17.6
Long-lived assets held for disposal, impairment charge	2.6		4.3
Long-lived assets held and used, carrying value	2.8		2.9
Long-lived assets held and used, impairment charge	2.1		1.3
Continuing Operations [Member]
Long-lived assets held for disposal, impairment charge	1.9		3.2
Discontinued Operations [Member]
Long-lived assets held for disposal, impairment charge	0.7		1.1
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Long-lived assets held for disposal		[1]		[2]
Long-lived assets held and used		[3]		[4]
Total
Significant Other Observable Inputs (Level 2) [Member]
Long-lived assets held for disposal		[1]		[2]
Long-lived assets held and used		[3]		[4]
Total
Significant Unobservable Inputs (Level 3) [Member]
Long-lived assets held for disposal	4.4	[1]	13.3	[2]
Long-lived assets held and used	0.7	[3]	1.6	[4]
Total	$ 5.1		$ 14.9

[1]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in (losses) earnings from discontinued operations.
[2]	In accordance with the provisions of ASC Topic 360, long-lived assets held for disposal with a carrying amount of $17.6 million were written down to their fair value of $13.3 million, resulting in an impairment charge of $4.3 million, of which $3.2 million was included in earnings from continuing operations and $1.1 million was included in (losses) earnings from discontinued operations.
[3]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.
[4]	In accordance with the provisions of ASC Topic 360, long-lived assets held and used with a carrying amount of $2.9 million were written down to their fair value of $1.6 million, resulting in an impairment charge of $1.3 million, which was included in earnings from continuing operations.